Pensions and Other Post-employment Benefit Obligations - Summary of Actuarial Assumptions (Detail)	Jun. 30, 2018	Dec. 31, 2017
Switzerland [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	0.80%	0.65%
United States [member] | Salaried pension [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.35%	3.80%
France [member] | Retirements [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.60%	1.50%
France [member] | Other benefits [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.30%	1.20%
Germany [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.60%	1.60%
Bottom of range [member] | United States [member] | Hourly pension [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.30%	3.70%
Bottom of range [member] | United States [member] | Other post employment benefit [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.30%	3.70%
Bottom of range [member] | United States [member] | Other benefits [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.20%	3.60%
Top of range [member] | United States [member] | Hourly pension [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.35%	3.75%
Top of range [member] | United States [member] | Other post employment benefit [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.40%	3.85%
Top of range [member] | United States [member] | Other benefits [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.30%	3.70%